COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

19.                COMMITMENTS AND CONTINGENCIES

i.               Commitments

Operating leases

The Company has a number of operating lease agreements involving office space and equipment.  The operating leases for equipment provide that the Company may, after the initial lease term, renew the lease for successive yearly periods or may purchase the equipment at its fair market value.  The operating leases for certain office facilities contain escalation clauses for increases in operating costs and property taxes.  A majority of these leases are cancelable and are renewable on a yearly basis.  Future minimum lease payments required to meet obligations that have initial or remaining non-cancelable lease terms in excess of one year are $25.9 million, $12.5 million, $4.9 million, $2.9 million and $2.9 million for each year from 2018 to 2022, respectively, and $0.8 million thereafter.

Purchase commitments

At December 31, 2017, the Company had future commitments of approximately $192.7 million (December 31, 2016 — $108.9 million) for capital expenditures.

ii.               Contingencies

General

Estimated losses from contingencies are accrued by a charge to earnings when information available prior to the issuance of the financial statements indicates that it is likely that a future event will confirm that an asset has been impaired or a liability incurred at the date of the financial statements and the amount of the loss can be reasonably estimated.

Other legal matters

The Company is from time to time involved in legal proceedings, arising in the ordinary course of its business.  Typically, the amount of ultimate liability with respect to these actions will not, in the opinion of management, materially affect Kinross’ financial position, results of operations or cash flows.

Maricunga regulatory proceedings

In late 2013, Compania Minera Maricunga (“CMM”) was fined approximately $40,000 in respect of the degradation of the Pantanillo wetland located near the Maricunga mine’s water pumping wells. CMM paid the fine, as required, and sought governmental approval of remedial action plans aimed at addressing the degradation.  CMM’s remedial action plans were not fully approved and only a subset of CMM’s planned activities were allowed to be implemented.  In May 2015, the Chile environmental enforcement authority (“the SMA”) issued a resolution alleging that CMM had irreparably harmed portions of the Pantanillo wetland and two other downstream wetlands known respectively as Valle Ancho and Barros Negros, and that the mine’s continuing water use poses an imminent risk to those wetlands. In response, CMM submitted legal and technical defenses, expert reports and other materials challenging the SMA’s allegations, and, complied with various information requests from the SMA. On March 18, 2016, the SMA issued a resolution against CMM in respect of the SMA’s May 2015 allegations regarding the Valle Ancho wetland, located approximately 7 kilometres downgradient from CMM’s groundwater wells, seeking to impose a sanction of an immediate complete curtailment of water use from the groundwater wells and related aquifer (the “sanction proceedings”). The Maricunga mine relies solely on water from the Pantanillo area groundwater wells to support its operations. Beginning in May 2016, the SMA issued a series of resolutions ordering CMM to “temporarily” curtail the pumping of water from the groundwater wells. In response, CMM suspended mining and crushing activities and reduced water consumption to minimal levels. CMM contested these resolutions by seeking reconsideration with the SMA and appealing to Chile’s Environmental Tribunal, but its efforts were unsuccessful and, except for a short period of time in July 2016, the Company’s operations have remained suspended. On June 24, 2016, the SMA amended its initial sanction (the “Amended Sanction”). The terms of the Amended Sanction effectively required CMM to cease operations and close the mine, with water use curtailed to levels far below those required for closure in compliance with the mine’s government-approved plan. On July 9, 2016, CMM filed its appeal in the sanction proceedings. As part of its appeal, CMM submitted legal and technical arguments and reports by experts on wetland vegetation, analysis of long-term satellite imagery and groundwater hydrology criticizing the evidence relied upon by the SMA and concluding that current data does not support an assertion that CMM’s pumping is negatively impacting water levels 7 kilometres downgradient at the Valle Ancho wetland. On August 30, 2016, CMM submitted a request to the Environmental Tribunal that it issue an injunction suspending the effectiveness of the Amended Sanction pending a final decision on the merits of CMM’s appeal of the Amended Sanction. On September 16, 2016, the Environmental Tribunal rejected CMM’s injunction request. On August 7, 2017, the Environmental Tribunal upheld the SMA’s Amended Sanction and curtailment orders on purely procedural grounds.  No findings were made by the Tribunal on the issue of whether CMM’s pumping caused damage to area wetlands, as alleged by the SMA.  On September 27, 2017, CMM appealed the matter to the Supreme Court of Chile, which accepted the appeal on December 14, 2017.  The timing of any substantive decision by the Supreme Court is uncertain.

On June 2, 2016, CMM was served with two separate lawsuits filed by the Chilean State Defense Counsel. Both lawsuits are based upon allegations that CMM’s pumping from its Pantanillo area groundwater wells has caused damage to area wetlands. One action relates to the Pantanillo wetland, and is based upon the sanction imposed upon CMM in late 2013 (as described above). The other action relates to the Valle Ancho wetland, and is largely based upon the same factual assertions at issue in the SMA sanction proceedings. These lawsuits seek, among other things, to require CMM to cease pumping from the groundwater wells, finance various investigations and conduct restoration activities. On June 20, 2016, CMM filed its defenses.  Evidentiary hearings before the Environmental Tribunal occurred in 2016 and early 2017, and closing arguments occurred in December 2017.  The timing of any substantive decision by the Environmental Tribunal is uncertain.

Sunnyside litigation

The Sunnyside Mine is an inactive mine situated in the so-called Bonita Peak Mining District (“District”) near Silverton, Colorado. A subsidiary of Kinross, Sunnyside Gold Corporation (“SGC”), was involved in operations at the mine from 1985 through 1991 and subsequently conducted various reclamation and closure activities at the mine and in the surrounding area. In the third quarter of 2016, the Environmental Protection Agency (the “EPA”) listed the District, including areas impacted by SGC’s operations and closure activities, on the National Priorities List pursuant to the Comprehensive Environmental Response, Compensation, and Liability Act (“CERCLA”). SGC has challenged portions of the CERCLA listing in the United States Court of Appeals for District of Columbia Circuit. The EPA has notified SGC that SGC is a potentially responsible party under CERCLA and may be jointly and severally liable for cleanup of the District or cleanup costs incurred by the EPA in the District. The EPA may in the future provide similar notification to Kinross. On August 5, 2015, while working in another mine in the District known as the Gold King, the EPA caused a release of approximately three million gallons of contaminated water into a tributary of the Animas River. In the second quarter of 2016, the State of New Mexico filed a Complaint naming the EPA, SGC, Kinross and others alleging violations of CERCLA, the Resource Conservation and Recovery Act (“RCRA”), and the Clean Water Act (“CWA”) and claiming negligence, gross negligence, public nuisance and trespass. The Complaint seeks cost recovery, damages, injunctive relief, and attorney’s fees. In the third quarter of 2016, the Navajo Nation initiated litigation against the EPA, SGC and Kinross, alleging entitlement to cost recovery under CERCLA for past and future costs incurred, negligence, gross negligence, trespass, and public and private nuisance, and seeking reimbursement of past and future costs, compensatory, consequential and punitive damages, injunctive relief and attorneys’ fees. The suits brought by New Mexico and the Navajo Nation have been consolidated. In the third quarter of 2017, the State of Utah filed a Complaint naming SGC, Kinross and others alleging negligence, gross negligence, public nuisance, trespass, and violation of the Utah Water Quality Act and the Utah Solid and Hazardous Waste Act. The Complaint seeks cost recovery, compensatory, consequential and punitive damages, penalties, disgorgement of profits, declaratory, injunctive and other relief under CERCLA, attorney’s fees, and costs.

Income taxes

The Company operates in numerous countries around the world and accordingly is subject to, and pays, annual income taxes under the various regimes in countries in which it operates.  These tax regimes are determined under general corporate income tax laws of the country.  The Company has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due.  The tax rules and regulations in many countries are complex and subject to interpretation.  Changes in tax law or changes in the way that tax law is interpreted may also impact the Company’s effective tax rate as well as its business and operations.  From time to time the Company will undergo a review of its historic tax returns and in connection with such reviews disputes can arise with the taxing authorities over the Company’s interpretation of the country’s income tax rules.